Subsequent Event (Details) (USD $) In Millions, unless otherwise specified		9 Months Ended		9 Months Ended							12 Months Ended		12 Months Ended
	Jan. 28, 2012	Oct. 27, 2012 Restated Revolving Credit Facility	Sep. 17, 2012 Restated Revolving Credit Facility	Oct. 27, 2012 Restated Revolving Credit Facility Base rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Prime rate of Wells Fargo Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Federal funds effective rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility LIBOR rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility LIBOR rate LIBOR rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Minimum	Oct. 27, 2012 Restated Revolving Credit Facility Maximum	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility	Sep. 17, 2012 Subsequent Event Restated Revolving Credit Facility	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Base rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Prime rate of Wells Fargo Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Federal funds effective rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility LIBOR rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility LIBOR rate LIBOR rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Minimum	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Maximum
Subsequent Event
Borrowing base amount		$ 650	$ 650									$ 650
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base		90.00%									90.00%
Percentage of appraised net orderly liquidation value of eligible inventory to determine borrowing base		90.00%									90.00%
Percentage of lesser of appraised net orderly liquidation value of inventory supported by eligible letters of credit and face amount of eligible letters of credit to determine borrowing base		90.00%									90.00%
Percentage of face amount of eligible letter of credit minus certain reserves to determine borrowing base											90.00%
Maximum borrowing capacity optional additional commitments		200									200
Aggregate amount provided in commitments		850									850
Excess availability as a percentage of loan cap for repayment of outstanding loans										12.50%									12.50%
Period of excess availability as a percentage of loan cap for repayment of outstanding loans		5 days									5 days
Excess availability for repayment of outstanding loans										65									65
Variable interest rate basis				base rate	prime rate	federal funds effective rate	London Interbank Offered Rate	London Interbank Offered Rate					base rate	prime rate	federal funds effective rate	LIBOR	LIBOR
Margin added to reference rate (as a percent)					0.75%	0.50%	1.00%	1.75%						0.75%	0.50%	1.00%	1.75%
Initial commitment fee on the unutilized commitments (as a percent)		0.375%									0.375%
Average daily excess availability as a percentage of total commitments for lower commitment fee on the unutilized commitments		50.00%									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is less than or equal to the specified percentage		0.25%									0.25%
Average daily excess availability as a percentage of total commitments for higher commitment fee on the unutilized commitments		50.00%									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is greater than the specified percentage		0.375%									0.375%
Security interest granted in voting stock of foreign subsidiaries (as a percent)											65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)											100.00%
Period over which specified excess availability requirements and minimum consolidated fixed charge coverage ratios to be tested											6 months
Excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio										10.00%									10.00%
Excess availability for maintaining specified consolidated fixed charge coverage ratio										50									50
Excess availability as a percentage of loan cap for specified period for maintaining specified consolidated fixed charge coverage ratio									10.00%									10.00%
Excess availability for specified period for maintaining specified consolidated fixed charge coverage ratio									50									50
Period of excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio		30 days									30 days
Consolidated fixed charge coverage ratio required to be maintained									100.00%									100.00%
Debt issuance costs to be amortized as interest expense	$ 133	$ 4									$ 4